Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000246657 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000246657 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000246657 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000246657 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246657 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246657 | BNP Paribas Issuance BVFR_09656N834
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246657 | Royal Bank of CanadaFR_78017W585
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246657 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000246657 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246657 | GS Finance Corp.FR_36263Y648
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246657 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000246657 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246657 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246657 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246657 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246657 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000246657 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000246657 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000246657 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000246657 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000276101 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000276101 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000276101 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000276101 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000276101 | B
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000276101 | BB
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000276101 | BBB
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000276101 | A
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000276101 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000276101 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000276101 | Diversified Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000276101 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000276101 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000276101 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000276101 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000276101 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000276101 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000276101 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	25.30%